Summary of significant transactions - Gilead Collaboration Agreement (Details) € in Millions, $ in Millions						3 Months Ended	12 Months Ended
	Jan. 08, 2025 item	Oct. 01, 2023	Aug. 23, 2019 EUR (€)	Aug. 23, 2019 USD ($)	Jul. 14, 2019	Dec. 31, 2023	Dec. 31, 2024 item	Aug. 23, 2019 USD ($)
Spin-off
Summary Of Significant Transaction [line items]
Number Of Entities Following Spin Off	2
Gilead collaboration agreement
Summary Of Significant Transaction [line items]
Global Research And Development Collaboration Term					10 years
Upfront Payment Received			€ 3,569.8	$ 3,950
Equity Investment from Gilead.			€ 960.1					$ 1,100
Number of Performance Obligations							3
Gilead collaboration agreement | Filgotinib drug license | Gilead
Summary Of Significant Transaction [line items]
Future global development cost sharing ratio before predetermined level						100.00%
Gilead collaboration agreement | Filgotinib drug license | Original Agreement | Gilead
Summary Of Significant Transaction [line items]
Cost Share For Global Development Activities					25.00%
Future global development cost sharing ratio before predetermined level					25.00%
Gilead collaboration agreement | Filgotinib drug license | First Revised Agreement | Gilead
Summary Of Significant Transaction [line items]
Cost Share For Global Development Activities							50.00%
Future global development cost sharing ratio before predetermined level							50.00%
Gilead collaboration agreement | Filgotinib drug license | Second Revised Agreement | Gilead
Summary Of Significant Transaction [line items]
Future global development cost sharing ratio before predetermined level		100.00%